PREFERRED SHARES	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Preferred Shares
PREFERRED SHARES

17 PREFERRED SHARES

In July 2021, DSL allotted 3,000 Series A Preferred Shares to a new shareholder for a consideration of $6,000,000.

Each Preferred Share carries a number of votes equal to that of the ordinary shares then issuable upon its conversion into ordinary shares at the record date for determination of the shareholders entitled to vote on such matters. The holders of Series A Preferred Shares and ordinary shares shall vote together as a single class unless it is required by applicable law or the Company’s Article of Association that Series A Preferred Shares to vote separately as a class.

Conversion right

Each Preferred Share shall automatically be converted into ordinary shares, at the conversion price (i) immediately upon the closing of a qualified initial public offering or (ii) upon the prior written approval of the holders of majority of Series A Preferred Shares (voting together as a single class).

Unless converted earlier pursuant to above, each holder of Series A Preferred Shares shall have the right, at such holder’s sole discretion, to convert all or any portion of the Series A Preferred Shares into ordinary shares at any time.

In respective of the conversion price, the conversion rate for Series A Preferred Shares shall be determined by dividing the issue price (US$2,000 and amended to $2.44 post the Recapitalization) per share at the time of its issuance (the “Issue Price”) by the conversion price then in effect at the date of the conversion. The initial conversion price will be the Issue Price on first Series A Preferred Share was issued (i.e., a 1-to-1 initial conversion ratio), and such initial conversion price will be subject to adjustments to reflect stock dividends, stock splits and future capital raises at a price per share lower than the conversion price in effect on the date of and immediately prior to such issuance (the “Applicable Conversion Price”). Upon future capital raises at a price per share lower than the Applicable Conversion Price, anti-dilution adjustment will be applied to reduce the Applicable Conversion Price concurrently.

Dividend right and protection provision

Each holder of Series A Preferred Shares shall be entitled to receive dividends, prior and in preference to any declaration or payment of any dividend on the ordinary shares or any other class or series of shares issued by the Company, at the rate of four percent per annum of the applicable issue price of the Series A Preferred Shares, on a non-cumulative basis, for each Series A Preferred Share held by such holder. As part of the protective provision, certain reserved matters of the Company and its subsidiaries shall require the prior written approval of the holders of a majority of Series A Preferred Shares as provided in the Articles of Association of the Company (the “Articles”).

Redemption right

The preferred shares are redeemable at the request of the holders at earlier of (i) a qualified initial public offering has not been consummated on or before the fifth anniversary of the date on which the first Series A Preferred Share was issued; or (ii) a redemption right has been triggered by a materially breach of certain transaction documents by the Company; or (iii) the Company materially fails to comply with applicable laws and regulations. The redemption price (the “Redemption Price”) for each Series A Preferred Share shall be equal to the higher of (i) 100% of the applicable Issue Price for such Series A Preferred Shares and plus all declared but unpaid dividend, or (ii) the then fair market value of such Preferred Share.

Liquidation preference

The Series A Preferred Shares also provided with liquidation preference to its holders in the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary or the consummation of a liquidation event as provided in the Articles to recover one hundred percent (100%) of the corresponding Issue Price per Share (such price may be adjusted as necessary) plus all accrued or declared but unpaid dividends.

As at 31 March 2024, DSL has issued 3,000 Series A Preferred Shares, with Recapitalized amount of 2,460,000 Series A Preferred Shares and the carrying amount of preferred shares is $9,359,000 with fair value gain of $4,101,000 recognized during the year ended 31 March 2024.

In May 2024, DSL has further issued 151 Series A Preferred Shares, with Recapitalized amount of 123,820 Series A Preferred Shares, with a fair value of $369,648 charged to profit or loss. In July 2024, in the Exchange as mentioned in Note 1.1, the Series A Preferred Shares of DSL were exchanged for the preferred shares of the Company (the “Preferred Shares”), where the Preferred Shares contains the same terms and conditions of the Series A Preferred Shares. Within these interim condensed consolidated financial statements, the terms “Series A Preferred Shares” and “Preferred Shares” are used interchangeably. As of 30 September 2024, the carrying amount of preferred shares is $6,189,000 and the Group recognized fair value gain of $3,539,648 during the six months ended 30 September 2024 (six months ended 30 September 2023: recognized a fair value gain of $5,044,000).

For details of fair value measurement, please refer to note 26.5.

17 PREFERRED SHARES

In July 2021, DSL allotted 3,000 Series A Preferred Shares to a new shareholder for a consideration of $6,000,000.

Each Preferred Share carries a number of votes equal to that of the ordinary shares then issuable upon its conversion into ordinary shares at the record date for determination of the shareholders entitled to vote on such matters. The holders of Series A Preferred Shares and ordinary shares shall vote together as a single class unless it is required by applicable law or the Company’s Article of Association that Series A Preferred Shares to vote separately as a class.

Conversion right

Each Preferred Share shall automatically be converted into ordinary shares, at the conversion price (i) immediately upon the closing of a qualified initial public offering or (ii) upon the prior written approval of the holders of majority of Series A Preferred Shares (voting together as a single class).

Unless converted earlier pursuant to above, each holder of Series A Preferred Shares shall have the right, at such holder’s sole discretion, to convert all or any portion of the Series A Preferred Shares into ordinary shares at any time.

In respective of the conversion price, the conversion rate for Series A Preferred Shares shall be determined by dividing the issue price (US$2,000) per share at the time of its issuance (the “Issue Price”) by the conversion price then in effect at the date of the conversion. The initial conversion price will be the Issue Price on first Series A Preferred Share was issued (i.e., a 1-to-1 initial conversion ratio), and such initial conversion price will be subject to adjustments to reflect stock dividends, stock splits and future capital raises at a price per share lower than the conversion price in effect on the date of and immediately prior to such issuance (the “Applicable Conversion Price”). Upon future capital raises at a price per share lower than the Applicable Conversion Price, anti-dilution adjustment will be applied to reduce the Applicable Conversion Price concurrently.

Dividend right and protection provision

Each holder of Series A Preferred Shares shall be entitled to receive dividends, prior and in preference to any declaration or payment of any dividend on the ordinary shares or any other class or series of shares issued by the Company, at the rate of four percent per annum of the applicable issue price of the Series A Preferred Shares, on a non-cumulative basis, for each Series A Preferred Share held by such holder. As part of the protective provision, certain reserved matters of the Company and its subsidiaries shall require the prior written approval of the holders of a majority of Series A Preferred Shares as provided in the Articles of Association of the Company (the “Articles”).

Redemption right

The preferred shares are redeemable at the request of the holders at earlier of (i) a qualified initial public offering has not been consummated on or before the fifth anniversary of the date on which the first Series A Preferred Share was issued; or (ii) a redemption right has been triggered by a materially breach of certain transaction documents by the Company; or (iii) the Company materially fails to comply with applicable laws and regulations. The redemption price (the “Redemption Price”) for each Series A Preferred Share shall be equal to the higher of (i) 100% of the applicable Issue Price for such Series A Preferred Shares and plus all declared but unpaid dividend, or (ii) the then fair market value of such Preferred Share.

Liquidation preference

The Series A Preferred Shares also provided with liquidation preference to its holders in the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary or the consummation of a liquidation event as provided in the Articles to recover one hundred percent (100%) of the corresponding Issue Price per Share (such price may be adjusted as necessary) plus all accrued or declared but unpaid dividends.

As at 31 March 2024, the DSL has issued 3,000 Series A Preferred Shares (2023: 3,000), with Recapitalized amount of 2,460,000 Series A Preferred Shares (2023: 2,460,000) and the carrying amount of preferred shares is $9,359,000 (2023: $13,460,000) with fair value gain of $4,101,000 recognized during the year ended 31 March 2024 (2023: loss of $1,841,000). For details of fair value measurement, please refer to note 26.5 to the combined financial statements.